Related party transactions	12 Months Ended
Dec. 31, 2018
Related party transactions [abstract]
Related party transactions
29	Related party transactions

Details of Directors’ remuneration are given in note 6.

Transactions with Monosol RX, LLC

The Directors considered Monosol RX, LLC (“Monosol”) to be a related party up to 2 May 2016 by virtue of the fact that Monosol was a shareholder of the Company and a collaborative partner in the MidaSol Therapeutics joint operation. Monosol was also the licensor of the Company’s Zuplenz® product. In this capacity, the Group incurred royalty costs, payable to Monosol of £188k, up to the date at which it ceased to be a related party in 2016.

Transactions with Preci-Health

The Directors consider Preci-Health SA (“Preci-Health) to be a related party up to 31 May 2018 by virtue of the fact that there was a common director with the Company up to that point in time.

During the year there were no transactions with Preci-Health. During 2017, £44k was invoiced to Preci-Health for research services and credited to revenue. There were no transactions with Preci-Health in 2016.

The Group has not made any allowances for bad or doubtful debts in respect of related party debtors nor has any guarantee been given or received during 2018, 2017 or 2016 regarding related party transactions.